LEASES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Minimum finance lease payments payable, at present value	$ 112,376	$ 113,986
Less than one year [member]
Minimum finance lease payments payable, at present value	44,341	40,400
Between one and five years [member]
Minimum finance lease payments payable, at present value	$ 68,035	$ 73,586